Note 5 - Other Receivables (Details) - Other Receivables (USD $) In Thousands, unless otherwise specified	Jan. 31, 2015	Jan. 31, 2014
Other Receivables [Abstract]
Net working capital adjustments receivable from acquisitions	$ 372	$ 4,005
Other receivables	2,885	4,440
	$ 3,257	$ 8,445